Label	Element	Value
Semper MBS Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Semper MBS Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Total Return Fund seeks to provide a high level of risk-adjusted current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Schedule A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 51 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 27 of the Fund’s Statement of Additional Information (“SAI”), and Schedule A to the statutory Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Total Return Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities (“MBS”).  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS (“RMBS”) and commercial MBS (“CMBS”), and includes securities issued by government sponsored entities (“agency MBS”).  MBS, including RMBS and CMBS, include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (“non-agency MBS”).  The weighted average maturity of the Fund’s MBS investments will generally range from between 1 and 10 years and the Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings).  The Adviser considers securities to be of investment grade quality if they are rated BBB (or comparable) or higher by a nationally recognized credit rating organization including Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality.  As part of the Fund’s agency RMBS investments, the Fund may invest in credit risk transfer securities.  Credit risk transfer securities are fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities. The Fund may also invest in asset-backed securities. The Fund may also invest without limit in Rule 144A securities, may invest up to 50% of its total assets in when-issued securities, and may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Total Return Fund may sell securities short with respect to 100% of its total assets.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  In general, the Adviser will sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for the purpose of forecasting the market’s direction.  In many instances, the Fund will utilize forward-settling sales of agency RMBS where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

The Total Return Fund may employ hedging strategies to manage interest rate, credit spread and other risks.  Accordingly, the Fund may invest without limit in options, futures and swaps (including interest rate swaps, credit default swaps, total return swaps and swaptions) and TBA securities.  The Fund may also utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Adviser selects the Total Return Fund’s investments based on quantitative analysis, including bottom-up, loan-level credit analysis and structural stress-testing, as well as top-down macro qualitative analysis, including outlook for the economy, interest rates and real estate fundamentals.  The Fund’s annual portfolio turnover rate will generally be 100% or greater.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Total Return Fund.  The following risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Management Risk. The Total Return Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

•	Fixed-Income Securities Risk. Fixed-income (debt) securities are generally subject to the following risks:

o
Credit Risk.  The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

o
Extension Risk.  If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

o
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

o
Prepayment Risk.  Issuers of securities held by the Total Return Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When securities are prepaid, the Total Return Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of MBS.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities.  In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk.  RMBS are subject to the risks generally associated with mortgage-backed securities.  RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Credit Risk Transfer Securities Risk.  Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

•
Commercial Mortgage-Backed Securities Risk.  CMBS are subject to the risks generally associated with mortgage-backed securities.  CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages.  CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.  CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

•
Concentration Risk. To the extent the Fund may concentrate its investments in a particular industry or sector; the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

•
Privately Issued Mortgage-Related Securities Risk.  MBS issued or guaranteed by private issuers is also known as “non-agency MBS”.  Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.  The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Fund with respect to such payments.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk.  The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities.  Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
U.S. Government Securities Risk.  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the Fund owns are dependent on real estate prices.  If real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
High Yield Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Derivatives Risk.  Derivatives, including options, futures, and swaps, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•
Repurchase Agreement Risk.  The counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them.  In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

•
Leverage Risk.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the seller agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased interest rate risk and increased overall investment exposure.

•
Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell.  The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.   Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market.  Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
When-Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Total Return Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Total Return Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A shares.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The table shows how the Fund’s Institutional Class, Investor Class and Class A (reflecting the sales charges) average annual returns for the one-year, five-year and since inception periods compare to that of a broad measure of market performance.   The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at semperfunds.com/funds/total_return/performance.html or by calling the Fund toll-free at 1-855-736-7799 (855-SEM-PRXX).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Total Return Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-736-7799
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	semperfunds.com/funds/total_return/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year and does not reflect the sales charges applicable to Class A shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Total Return Fund’s highest total return for a quarter was 2.95% (quarter ended June 30, 2014) and the lowest total return for a quarter was -1.10% (quarter ended March 31, 2016).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Total Return Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class and Class A will vary to the extent they have different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Total Return Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class and Class A will vary to the extent they have different expenses.    The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2018)
Semper MBS Total Return Fund | Bloomberg Barclays U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2013
Semper MBS Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of cost or market value at the time of redemption on investments of more than $1 million redeemed within 18 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	747
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,412
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.62%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.72%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.92%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2015
Semper MBS Total Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of cost or market value at the time of redemption on investments of more than $1 million redeemed within 18 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2014	rr_AnnualReturn2014	9.33%
Annual Return 2015	rr_AnnualReturn2015	4.18%
Annual Return 2016	rr_AnnualReturn2016	3.38%
Annual Return 2017	rr_AnnualReturn2017	6.19%
Annual Return 2018	rr_AnnualReturn2018	3.89%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2013
Semper MBS Total Return Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Semper MBS Total Return Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Semper MBS Total Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of cost or market value at the time of redemption on investments of more than $1 million redeemed within 18 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 22, 2013

[1]	The Institutional Class and Investor Class incepted on July 22, 2013, and Class A incepted on December 18, 2015. Class A performance for the period from July 22, 2013 to December 18, 2015, reflects the performance of the Institutional Class, adjusted to reflect Class A fees and expenses.